Retirement Plans (Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding	$ 2.4	$ 22.2	$ 12.9
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans and postretirement benefit plans funding	$ 0.8	$ 0.5	$ 0.3